MAXIM SERIES FUND, INC.

                          Maxim Value Index Portfolio

                                  Annual Report

                                December 31, 2002










This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. Such offering is made only by the prospectus(es) of Maxim Series Fund, Inc. which include details as to offering price and other information.

                             MAXIM SERIES FUND, INC.
                             8515 EAST ORCHARD ROAD
                        GREENWOOD VILLAGE, COLORADO 80111

TO THE SHAREHOLDERS OF MAXIM SERIES FUND, INC.

The U.S. economic recovery is proving to be sluggish and uneven. We expect growth to be below trend for the next few quarters, gaining momentum through the second half of 2003. Expectations are for real gross domestic product (GDP) growth in 2003 of 2.5%. Globally, economies remain weak with the exception of China. However, global growth is expected to firm to 2.5% in 2003 from a projected 2.0% growth rate in 2002 reflecting a modest, cyclical rebound in the euro area, sustained trend growth in the U.S. and the U.K. and stable growth in non-Japan Asia. Japan's economy is expected to have shrunk at a -0.3% rate in 2002 with projections for further deterioration in 2003 (-0.3%).

The Federal Reserve Board (Fed) responded aggressively to weaker than expected economic data with a 50 basis point cut in the Fed Funds rate to 1.25% at the November 2002 meeting. While stimulative policy and strong underlying productivity growth were expected to restore the economy to a sustainable trend rate of growth, persistent stock market weakness has undercut monetary policy stimulus and economic risks are currently biased to a below potential growth scenario. The Fed is expected to maintain its neutral bias largely because of the prospects for Federal fiscal stimulus. However, further easing will be supported if oil prices continue to rise and the economic data remain weak. Policy has been effective in keeping the U.S. out of renewed recession despite significant shocks: 1) the loss of wealth following the implosion of the stock market bubble, 2) the shock to confidence following the terrorist attacks in 2001, 3) the loss of confidence in corporate America, 4) the conflict with Iraq and North Korea and 5) the rise in the price of oil to its present $30 per barrel.

Economic data will not likely surprise on the upside in the short term, however we expect a gradual strengthening in growth to take place over the next year. Currently, economic indicators are mixed.

>> Corporate profits are improving but pricing power is limited. Corporations have cut employment, inventories and equipment investment dramatically over the past year in an effort to improve profit margins. Business spending remains soft, and inventory rebuilding is not yet occurring, as companies remain wary of increasing spending in this uncertain economic environment. The manufacturing index did surge back above 50 in December. If growth in manufacturing output can be maintained, then an increase in capital expenditure could occur in 2003.

>> Housing remains firm though prices are appreciating at a slower rate. The most recent data indicated a strong increase in housing permits and starts in December - permits were up over 8% in 2002 and housing starts were up 6.5% over the same period.

>> Layoff announcements spiked up in October, dropped sharply in November and December and are expected to jump back up in January. The economy lost 181,000 jobs in 2002 and 1.4 million jobs in 2001. The four-week moving average of initial unemployment claims has moved back down below the critical 400,000 level, suggesting that the labor market may be beginning to stabilize. The unemployment rate is currently 6.0% and we anticipate a peak of 6.2%.

>> Retail sales, including autos have been weaker than expected. The holiday season was disappointing and in fact the unexpectedly large decline in payrolls in December is largely attributable to the drop in retail jobs.

>> Core inflation will likely stay flat or slow slightly in 2003: resources are underutilized, GDP growth is expected to remain below trend and wage growth is slowing. Service sector inflation is up slightly from 2001 at 3.8% however is expected to decline modestly in 2003. Energy prices however remain elevated due to the potential for war with Iraq and the strike in Venezuela. At $30 per barrel, oil prices are up 50% from the beginning of 2002. Despite higher energy prices, inflation is expected to increase a moderate 1.8% in 2003.

>> Consumer spending is expected to grow at a slower pace in 2003 after providing significant support to economic growth last year - largely a function of rising home values and falling mortgage rates. At November 30, 2002 real consumer spending was up 2.7% year over year. Consumers tapped into the equity in their homes via refinancing thereby boosting their purchasing power, decreasing debt service costs at the same time. As support from mortgage refinancing activity slows along with the slowdown in the pace of home price appreciation, consumer spending should slow. Further supporting a slowdown in consumer spending is the expectation for increased allocation to savings as households focus on their balance sheets, the weak labor market and ongoing geopolitical risks. From November 30, 2001 to November 30, 2002, real incomes were up 6.1%, real spending was up 2.7% and the savings rate was at 4.3%.

In the past two years, government and particularly household spending have been the main drivers of growth; in the year ahead, business spending will hopefully take the lead.

The fiscal stimulus package proposed by President Bush will have an impact on GDP growth. The $674 billion package is mostly in the form of tax cuts with more than one half coming from a proposed elimination of personal income taxes on dividends. Congress will likely scale back the package to around $400 billion. The impact of the scaled back version is expected to be moderate adding 0.2% to GDP growth in 2003 and 0.8% in 2004. The GDP impact is dependent on how quickly the Bill is passed and enacted.

Given the probability of a war with Iraq, in addition to the fiscal stimulus package, the U.S. budget situation should deteriorate in 2003. Projections indicate a budget deficit of $285 billion in fiscal year 2003 followed by a deficit of $235 billion in fiscal year 2004. As a result of the expected budget deficit, the issuance of Treasury debt will increase significantly.

The potential for war with Iraq is an ongoing and significant risk. While this has been headline news for many months, the reality of war may lead to a plunge in confidence and a continued drop in consumer spending which would negatively impact an already tepid recovery.

The equity markets have rallied since early October, though the broad Indices were still down significantly on a year-to-date basis at December 31, 2002. Interest rates across the curve bottomed in early October after declining to levels not experienced since the 1960's, rising modestly since then. It is likely that inflation and yields will stay relatively low over the intermediate term, providing the Fed significant latitude to allow the economy to gain some momentum before they begin to tighten. It is improbable that the Fed would begin to tighten before growth is firmly re-established (two quarters of solid growth) and the unemployment rate is trending down. By mid-2003, as corporate governance issues fade and tensions with Iraq and North Korea are resolved, a recovery in confidence - both business and consumer, and the combined effects of monetary and fiscal stimulus, the economy should start to firm.

While it is impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs. These principles include determining one's investment objectives and tolerance for risk, adjusting for one's investment time frame, diversifying and developing an overall strategy and sticking to it.

GW Capital Management, LLC is the investment adviser for Maxim Series Fund, with the following sub-advisers providing services during the period for certain portfolios: Ariel Capital Management, Inc., Barclays Global Fund Advisors, Founders Asset Management, LLC, INVESCO Funds Group, Inc., INVESCO Global Asset Management (N.A.), Inc., Loomis, Sayles & Company, L.P., Pareto Partners, Templeton Investment Counsel, LLC and T. Rowe Price Associates, Inc.


This report and the financial statements contained herein are submitted for the general information of shareholders of Maxim Series Fund, Inc. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. For more information, including fees and expenses, please contact your registered representative to obtain a prospectus. Read it carefully before investing.

                           Maxim Value Index Portfolio

The S&P/BARRA Value Index had a total return of -20.85% for the year ending December 31, 2002. Stocks struggled with a skidding economy, corporate accounting scandals, and the threat of war in the Middle East during the year. Among the Index's ten largest holdings, performance reflected the negative market conditions. AOL Time Warner suffered the largest declines, losing 59.19% during the year. Home Depot fell 52.62%. Financial companies American International Group and Citigroup declined 26.94% and 24.22%, respectively. Chevron Texaco dropped 23.12%. On the positive side, Bank of America returned 14.53%, and Wells Fargo gained 10.26% during the year.

                              Line Graph Comparison

              Maxim
           Value Index        S&P/BARRA

            Portfolio        Value Index

            10,000.00         10,000.00
  1993      10,132.00         10,144.44
  1994       9,879.71         10,080.53
  1995      13,515.45         13,810.33
  1996      16,303.68         16,842.65
  1997      21,859.98         21,885.40
  1998      25,025.31         25,094.41
  1999      27,875.69         28,287.18
  2000      29,369.82         30,007.04
  2001      25,745.59         26,493.21
  2002      20,220.58         20,969.38

$20,220.58   Maxim Value Index Portfolio

$20,969.38   S&P/BARRA Value Index

As of 12/31/02

Maxim Value Index Portfolio
Total Return -

One Year: -21.46%
Five Years: -1.55%
Since Inception: 8.07%

Portfolio Inception: 12/1/93

This graph, prepared in accordance with SEC regulations, compares a $10,000 investment in the Maxim Value Index Portfolio, made at its inception, with the performance of the S&P BARRA Value Index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Value Index Portfolio (the "Portfolio") of the Maxim Series Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Value Index Portfolio of the Maxim Series Fund, Inc. as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 7 to the financial statements, the Portfolio transacted a 1 for 10 reverse stock split during 2002, and retroactively restated share information for all years presented.

/s/ Deloitte & Touche LLP

February 7, 2003

MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
                                                                                         VALUE
                                                                                         INDEX
                                                                                       PORTFOLIO
                                                                                     ---------------
                                                                                     ---------------
ASSETS:
     Investments in securities, market value  (1)                                  $     77,536,614
     Cash                                                                                   258,004
     Dividends and interest receivable                                                      110,312
     Variation margin on futures contracts                                                    2,040
                                                                                     ---------------
                                                                                     ---------------

     Total assets                                                                        77,906,970
                                                                                     ---------------
                                                                                     ---------------

LIABILITIES:

     Due to investment adviser                                                               42,157
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     77,864,813
                                                                                     ===============
                                                                                     ===============

NET ASSETS REPRESENTED BY:  (See Note 7)
     Capital stock, $.10 par value                                                 $        781,124
     Additional paid-in capital                                                         188,401,940
     Net unrealized depreciation on investments and futures contracts                   (19,276,676)
     Undistributed net investment income                                                     14,432
     Accumulated net realized loss on investments and futures contracts                 (92,056,007)
                                                                                     ---------------
                                                                                     ---------------

NET ASSETS                                                                         $     77,864,813
                                                                                     ===============
                                                                                     ===============

NET ASSET VALUE PER OUTSTANDING SHARE                                              $           9.97
                                                                                     ===============
                                                                                     ===============
(Offering and Redemption Price)  (See Note 7)

SHARES OF CAPITAL STOCK:  (See Note 7)
     Authorized                                                                         300,000,000
     Outstanding                                                                          7,811,242

(1)  Cost of investments in securities:                                            $     96,808,665

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

                                                                                         VALUE
                                                                                         INDEX

                                                                                       PORTFOLIO

                                                                                     ---------------
                                                                                     ---------------

INVESTMENT INCOME:
    Interest                                                                       $         26,027
    Dividends                                                                             3,881,715
    Foreign withholding tax                                                                 (15,515)
                                                                                     ---------------
                                                                                     ---------------

    Total income                                                                          3,892,227
                                                                                     ---------------
                                                                                     ---------------

EXPENSES:

    Management fees                                                                       1,197,013
                                                                                     ---------------
                                                                                     ---------------

NET INVESTMENT INCOME                                                                     2,695,214
                                                                                     ---------------
                                                                                     ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized loss on investments                                                    (74,597,835)
    Net realized loss on futures contracts                                                 (611,223)
    Change in net unrealized depreciation on investments                                 17,172,265
    Change in net unrealized depreciation on futures contracts                              (37,012)
                                                                                     ---------------
                                                                                     ---------------

    Net realized and unrealized loss on investments and futures contracts               (58,073,805)
                                                                                     ---------------
                                                                                     ---------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    (55,378,591)
                                                                                     ===============
                                                                                     ===============

See notes to financial statements.

MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2002 AND 2001

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                                             VALUE INDEX
                                                                              PORTFOLIO
                                                                     -----------------------------
                                                                     -----------------------------
                                                                         2002            2001
                                                                     -------------    ------------
                                                                     -------------    ------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $    2,695,214   $   3,910,647
    Net realized loss on investments                                  (74,597,835)     (2,839,836)
    Net realized loss on futures contracts                               (611,223)     (1,412,677)
    Change in net unrealized depreciation on investments               17,172,265     (45,801,504)
    Change in net unrealized appreciation (depreciation)                  (37,012)        187,350
       on futures contracts
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net decrease in net assets resulting from operations              (55,378,591)    (45,956,020)
                                                                     -------------    ------------
                                                                     -------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                         (2,695,680)     (3,891,676)
    From net realized gains                                                           (26,924,714)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Total distributions                                                (2,695,680)    (30,816,390)
                                                                     -------------    ------------
                                                                     -------------    ------------

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  60,875,480     139,005,098
    Reinvestment of distributions                                       2,695,680      30,816,390
    Redemptions of shares                                            (228,917,745)    (170,261,469)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net decrease in net assets resulting from share transactions     (165,346,585)       (439,981)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Total decrease in net assets                                     (223,420,856)    (77,212,391)

NET ASSETS:
    Beginning of period                                               301,285,669     378,498,060
                                                                     -------------    ------------
                                                                     -------------    ------------

    End of period  (1)                                             $   77,864,813   $ 301,285,669
                                                                     =============    ============
                                                                     =============    ============

OTHER INFORMATION:

SHARES:  (2)

    Sold                                                                5,291,080       9,283,668
    Issued in reinvestment of distributions                               251,456       2,440,197
    Redeemed                                                          (20,984,575)    (11,483,339)
                                                                     -------------    ------------
                                                                     -------------    ------------

    Net increase (decrease)                                           (15,442,039)        240,526
                                                                     =============    ============
                                                                     =============    ============

(1) Including undistributed net investment income                  $       14,432   $      29,714

(2) Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

See notes to financial statements.

MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

                                                          Year Ended December 31,
                                          ---------------------------------------------------------------
                                          ---------------------------------------------------------------
                                           2002 ~       2001 ~       2000 ~        1999 ~       1998 ~
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------
Net Asset Value, Beginning of Period    $     12.96  $     16.45  $     18.04  $      18.95 $      18.14

Income from Investment Operations

Net investment income                          0.14         0.18         0.23          0.24         0.28
Net realized and unrealized gain (loss)       (2.99)       (2.28)        0.66          1.78         2.30
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Total Income (Loss) From

    Investment Operations                     (2.85)       (2.10)        0.89          2.02         2.58
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Less Distributions

From net investment income                    (0.14)       (0.18)       (0.23)        (0.24)       (0.28)
From net realized gains                                    (1.21)       (2.25)        (2.69)       (1.49)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Total Distributions                           (0.14)       (1.39)       (2.48)        (2.93)       (1.77)
                                          ----------   ----------   ----------   -----------  -----------
                                          ----------   ----------   ----------   -----------  -----------

Net Asset Value, End of Period          $      9.97  $     12.96  $     16.45  $      18.04 $      18.95
                                          ==========   ==========   ==========   ===========  ===========
                                          ==========   ==========   ==========   ===========  ===========


Total Return                                (21.46%)     (12.34%)       5.36%        11.39%       14.48%

Net Assets, End of Period ($000)        $    77,865  $   301,286  $   378,498  $    391,562 $    326,339

Ratio of Expenses to Average Net Assets       0.60%        0.60%        0.60%         0.60%        0.60%

Ratio of Net Investment Income to

    Average Net Assets                        1.36%        1.15%        1.32%         1.31%        1.54%

Portfolio Turnover Rate                      27.77%       49.44%       53.18%        70.11%       39.67%


~ Adjusted for 1:10 reverse stock split that occurred on November 7, 2002.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES

      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Value Index Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index. The Portfolio is nondiversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts and variable life policies issued by Great-West Life & Annuity Insurance Company (GWL&A), First Great-West Life & Annuity Insurance Company and New England Financial and certain qualified retirement plans for which GWL&A, First Great-West Life & Annuity Insurance Company and New England Financial provide administrative services.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

      The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. Changes in the value of open futures contracts are recorded in the Statement of Operations as unrealized appreciation (depreciation) on futures contracts. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums is recorded daily.

      Federal Income Taxes

      For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

      Effective April 30, 2002, Greenwood Investments, LLC, a wholly-owned subsidiary of GWL&A, became the principal underwriter to the Portfolio. Prior to that date, One Orchard Equities, a wholly-owned subsidiary of One Corporation, which is a wholly-owned subsidiary of GWL&A, was the principal underwriter. Financial Administrative Services Corporation, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

      Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer of the Fund receives any compensation directly from the Portfolio.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $54,657,033 and $217,868,016, respectively. For the year ended December 31, 2002, there were no purchases or sales of U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 2002, the U.S. Federal income tax cost basis was $111,859,765. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $922,502 and gross depreciation of securities in which there was an excess of tax cost over value of $35,245,653, resulting in net depreciation of $34,323,151.

5. FUTURES CONTRACTS

      As of December 31, 2002, the Portfolio had 3 open S&P BARRA long futures contracts. The contracts expire in March 2003 and the Portfolio has recorded unrealized depreciation of $4,625.

6. DISTRIBUTIONS TO SHAREHOLDERS

      The tax character of distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                                                    2002            2001
                                                                 ------------    ------------
     Distributions paid from:
        Ordinary income                                            2,695,680      10,268,700
        Long-term capital gain                                             0      20,547,690
                                                                 ------------    ------------
                                                                 ------------    ------------
                                                                   2,695,680      30,816,390
                                                                 ============    ============


      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Net unrealized depreciation on investments and future contracts            (34,323,151)
      Undistributed net investment income                                              14,432
      Accumulated net realized loss on investments and futures contracts         (92,056,007)
                                                                                --------------
                                                                                --------------
                                                                                (126,364,726)
                                                                                ==============


      The differences between book basis and tax basis are primarily due to tax deferral of losses on wash sales and capital loss carryforwards. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

      At December 31, 2002, the Portfolio had available for federal income tax purposes an unused capital loss carryforward of $70,339,434, which expires in the year 2010. The Portfolio also had current year deferred post-October capital losses of $6,670,098.

7. REVERSE STOCK SPLIT

      During 2002, the Fund's Board of Directors approved a 1 for 10 reverse stock split effective November 7, 2002, which caused the net asset value per share to increase by a factor of 10 as a result of a corresponding decrease in shares outstanding. Accordingly, all prior year share information in the Statement of Changes in Net Assets and Financial Highlights has been restated to reflect the reverse stock split. The reverse stock split had no impact on total return, net assets, ratios, or portfolio turnover rates presented in the Financial Highlights.

8. TAX INFORMATION (unaudited)

      Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2002, 100% qualifies for the dividend received deduction available to the Portfolio's corporate shareholders.

The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AEROSPACE & DEFENSE --- 3.28%
     16,209 Boeing Co                                                    534,735
      3,844 General Dynamics Corp                                        305,098
      2,244 Goodrich Corp                                                 41,110
      8,762 Lockheed Martin Corp                                         506,006
      3,525 Northrop Grumman Corp                                        341,914
      7,878 Raytheon Co Class B                                          242,249
      9,126 United Technologies Corp                                     565,264
                                                                      $2,536,376

AGRICULTURE --- 0.33%

     12,605 Archer-Daniels-Midland Co                                    156,302
      4,941 Monsanto Co                                                   95,114
                                                                        $251,416

AIR FREIGHT --- 0.17%
      3,844 Federated Department Stores Inc*                             110,553
      1,112 Ryder System Inc                                              24,953
                                                                        $135,506

AIRLINES --- 0.33%

      2,695 AMR Corp*                                                     17,787
      2,291 Delta Air Lines Inc                                           27,721
     15,044 Southwest Airlines Co                                        209,112
                                                                        $254,620

AUTO PARTS & EQUIPMENT --- 0.54%
      1,293 Cooper Tire & Rubber Co                                       19,835
      2,823 Dana Corp                                                     33,198
     10,519 Delphi Automotive Systems Corp                                84,678
      3,329 Genuine Parts Co                                             102,533
      3,549 Goodyear Tire & Rubber Co                                     24,169
      1,713 Johnson Controls Inc                                         137,331
      2,227 Visteon Corp                                                  15,500
                                                                        $417,244

AUTOMOBILES --- 0.94%

     35,359 Ford Motor Co                                                328,839
     10,754 General Motors Corp                                          396,392
                                                                        $725,231

BANKS --- 13.68%

      6,915 AmSouth Bancorp                                              132,768
      9,247 BB&T Corp                                                    342,047
     22,466 Bank One Corp                                                821,132
     28,832 Bank of America Corp                                       2,005,842
     13,896 Bank of New York Co Inc                                      332,948
      4,417 Charter One Financial Inc                                    126,900
      3,388 Comerica Inc                                                 146,497
      2,384 First Tennessee National Corp                                 85,681
     20,226 FleetBoston Financial Corp                                   491,492
      2,980 Golden West Financial Corp                                   213,994
      4,534 Huntington Bancshares Inc                                     84,831
      8,254 KeyCorp                                                      207,506
      4,206 Marshall & Ilsley Corp                                       115,160
     11,837 National City Corp                                           323,387
      4,199 Northern Trust Corp                                          147,175
      5,463 PNC Financial Services Group                                 228,900
      4,278 Regions Financial Corp                                       142,714
      6,750 SouthTrust Corp                                              167,738
      5,434 SunTrust Banks Inc                                           309,303
      5,676 Synovus Financial Corp                                       110,114
     36,958 US Bancorp                                                   784,249
      3,819 Union Planters Corp                                          107,467
     26,232 Wachovia Corp                                                955,894
     18,274 Washington Mutual Inc                                        631,001
     32,603 Wells Fargo & Co                                           1,528,103
      1,701 Zions Bancorp                                                 66,933
                                                                     $10,609,776

BIOTECHNOLOGY --- 0.16%

      4,130 Genzyme Corp*                                                122,124
                                                                        $122,124

BROADCAST/MEDIA --- 1.92%

     11,796 Clear Channel Communications Inc*                            439,873
     44,499 Comcast Corp*                                              1,048,841
                                                                      $1,488,714

BUILDING MATERIALS --- 0.45%
      9,561 Masco Corp                                                   201,259
      2,823 Sherwin-Williams Co                                           79,750
      1,902 Vulcan Materials Co                                           71,325
                                                                        $352,334

CHEMICALS --- 2.55%

      4,418 Air Products & Chemicals Inc                                 188,870
     17,594 Dow Chemical Co                                              522,542
     19,165 EI du Pont de Nemours & Co                                   812,596
      1,489 Eastman Chemical Co                                           54,751
      2,373 Engelhard Corp                                                53,037
        885 Great Lakes Chemical Corp                                     21,134
      1,893 Hercules Inc*                                                 16,658
      3,291 PPG Industries Inc                                           165,044
      4,275 Rohm & Haas Co                                               138,852
                                                                      $1,973,484

COMPUTER HARDWARE & SYSTEMS --- 2.10%
      6,825 Apple Computer Inc*                                           97,802
     42,546 EMC Corp*                                                    261,232
      5,602 Gateway Inc*                                                  17,590
     58,829 Hewlett-Packard Co                                         1,021,271
      1,885 NCR Corp*                                                     44,750
     60,590 Sun Microsystems Inc*                                        188,435
                                                                      $1,631,080

COMPUTER SOFTWARE & SERVICES --- 1.60%
      2,220 Autodesk Inc                                                  31,746
      4,515 BMC Software Inc*                                             77,252
     11,180 Computer Associates International Inc                        150,930
      3,288 Computer Sciences Corp*                                      113,272
      7,212 Compuware Corp*                                               34,618
      3,440 Convergys Corp*                                               52,116
      9,276 Electronic Data Systems Corp                                 170,957
      6,554 Novell Inc*                                                   21,890
      5,807 Parametric Technology Corp*                                   14,634
      5,982 PeopleSoft Inc*                                              109,471
      3,695 Rational Software Corp*                                       38,391
      2,642 Sabre Holdings Corp*                                          47,847
      9,077 Siebel Systems Inc*                                           67,896
      5,370 SunGard Data Systems Inc*                                    126,517
      6,058 Unisys Corp*                                                  59,974
      7,920 VERITAS Software Corp*                                       123,710
                                                                      $1,241,221

CONGLOMERATES --- 0.99%

      2,644 Textron Inc                                                  113,666
     38,514 Tyco International Ltd                                       657,819
                                                                        $771,485

CONTAINERS --- 0.20%

      1,051 Bemis Co Inc                                                  52,161
      1,567 Sealed Air Corp*                                              58,449
      1,002 Temple-Inland Inc                                             44,900
                                                                        $155,510

COSMETICS & PERSONAL CARE --- 0.07%
      1,082 Alberto-Culver Co Class B                                     54,533
                                                                         $54,533

DISTRIBUTORS --- 0.17%

      2,611 SUPERVALU Inc                                                 43,108
      1,758 WW Grainger Inc                                               90,625
                                                                        $133,733

ELECTRIC COMPANIES --- 4.52%
      2,138 Allegheny Energy Inc                                          16,163
      3,003 Ameren Corp                                                  124,835
      6,592 American Electric Power Co Inc                               180,159
      2,549 CMS Energy Corp                                               24,063
      5,904 CenterPoint Energy Inc                                        50,184
      3,202 Cinergy Corp                                                 107,971
      4,155 Consolidated Edison Inc                                      177,917
      3,102 Constellation Energy Group                                    86,298
      3,244 DTE Energy Co                                                150,522
      5,900 Dominion Resources Inc                                       323,910
      6,341 Edison International*                                         75,141
      4,315 Entergy Corp                                                 196,721
      6,240 Exelon Corp                                                  329,285
      3,545 FPL Group Inc                                                213,161
      5,787 FirstEnergy Corp                                             190,797
      7,857 PG&E Corp*                                                   109,212
      3,109 PPL Corp                                                     107,820
      1,686 Pinnacle West Capital Corp                                    57,476
      4,603 Progress Energy Inc                                          199,540
      6,000 Progress Energy Inc @ (CVO)*                                       0
      4,276 Public Service Enterprise Group Inc                          137,260
     13,765 Southern Co                                                  390,788
      6,221 TXU Corp                                                     116,208
      3,432 Teco Energy Inc                                               53,093
      7,493 Xcel Energy Inc                                               82,423
                                                                      $3,500,947

ELECTRONIC INSTRUMENT & EQUIP --- 1.01%
      9,006 Agilent Technologies Inc*                                    161,748
      3,896 American Power Conversion Corp*                               59,024
      1,720 Cooper Industries Inc                                         62,694
      3,706 Jabil Circuit Inc*                                            66,412
      3,620 Molex Inc                                                     83,405
      2,187 PerkinElmer Inc                                               18,043
      1,831 Power-One Inc*                                                10,382
      3,484 Rockwell Automation Inc                                       72,154
     10,350 Sanmina-SCI Corp*                                             46,472
     16,350 Solectron Corp*                                               58,043
      4,352 Symbol Technologies Inc                                       35,773
      1,617 Tektronix Inc*                                                29,413
      3,053 Thermo Electron Corp*                                         61,426
      1,009 Thomas & Betts Corp*                                          17,052
                                                                        $782,041

ELECTRONICS - SEMICONDUCTOR --- 1.30%
      6,757 Advanced Micro Devices Inc*                                   43,650
      5,255 Applied Micro Circuits Corp*                                  19,391
      5,183 Broadcom Corp Class A*                                        78,056
      7,378 LSI Logic Corp                                                42,571
     11,614 Micron Technology Inc*                                       113,120
      2,804 NVIDIA Corp*                                                  32,274
      3,598 National Semiconductor Corp*                                  54,006
      2,899 Novellus Systems Inc*                                         81,404
      3,635 Teradyne Inc*                                                 47,291
     33,202 Texas Instruments Inc                                        498,362
                                                                      $1,010,125

ENGINEERING & CONSTRUCTION --- 0.06%
      1,545 Fluor Corp                                                    43,260
      1,487 McDermott International Inc*                                   6,513
                                                                         $49,773

FINANCIAL SERVICES --- 10.81%
      1,882 Bear Stearns Co Inc                                          111,791
     98,901 Citigroup Inc                                              3,480,386
      5,058 Franklin Resources Inc                                       172,377
     13,421 Freddie Mac                                                  792,510
      9,216 Goldman Sachs Group Inc                                      627,610
     38,506 JP Morgan Chase & Co                                         924,144
      4,604 Lehman Brothers Holdings Inc                                 245,347
     16,685 Merrill Lynch & Co Inc                                       633,196
     20,941 Morgan Stanley Dean Witter & Co                              835,965
      6,549 Principal Financial Group                                    197,321
      6,251 State Street Corp                                            243,789
      4,424 Stilwell Financial Inc                                        57,822
      2,291 T Rowe Price Group Inc                                        62,498
                                                                      $8,384,756

FOOD & BEVERAGES --- 0.64%
        717 Adolph Coors Co Class B                                       43,916
      8,740 Coca-Cola Enterprises Inc                                    189,833
     10,359 ConAgra Foods Inc                                            259,079
                                                                        $492,828

GOLD, METALS & MINING --- 0.99%
     16,187 Alcoa Inc                                                    368,740
      1,832 Allegheny Technologies Inc                                    11,413
      7,800 Newmont Mining Corp                                          226,434
      1,459 Nucor Corp                                                    60,257
      1,724 Phelps Dodge Corp*                                            54,565
      1,819 United States Steel Corp                                      23,865
      1,568 Worthington Industries Inc                                    23,896
                                                                        $769,170

HEALTH CARE RELATED --- 1.57%
      2,885 Aetna Inc                                                    118,631
      2,026 AmericsourceBergen Corp                                      110,032
      2,742 Anthem Inc                                                   172,472
      4,488 Health Management Associates Inc Class A                      80,335
      7,389 HealthSouth Corp*                                             31,034
      3,185 Humana Inc*                                                   31,850
      1,845 Manor Care Inc*                                               34,335
      5,619 McKesson Corp                                                151,882
      1,873 Quest Diagnostics Inc*                                       106,574
      2,196 Quintiles Transnational Corp*                                 26,572
      9,280 Tenet Healthcare Corp*                                       152,192
      2,852 Wellpoint Health Networks Inc*                               202,948
                                                                      $1,218,857

HOMEBUILDING --- 0.19%

      1,170 Centex Corp                                                   58,734
        878 KB HOME                                                       37,622
      1,144 Pulte Homes Inc                                               54,763
                                                                        $151,119

HOTELS/MOTELS --- 0.79%

     11,349 Carnival Corp                                                283,158
      7,113 Hilton Hotels Corp                                            90,406
      4,635 Marriott International Inc Class A                           152,352
      3,776 Starwood Hotels & Resorts Worldwide Inc                       89,642
                                                                        $615,558

HOUSEHOLD GOODS --- 0.50%
      1,146 American Greetings Corp Class A*                              18,107
      1,507 Black & Decker Corp                                           64,635
      2,897 Fortune Brands Inc                                           134,739
      3,686 Leggett & Platt Inc                                           82,714
      1,096 Snap-on Inc                                                   30,809
      1,646 Stanley Works                                                 56,919
                                                                        $387,923

INSURANCE RELATED --- 9.08%
      5,092 ACE Ltd                                                      149,399
      9,868 AFLAC Inc                                                    297,224
     13,579 Allstate Corp                                                502,287
      2,031 Ambac Financial Group Inc                                    114,223
     50,236 American International Group Inc                           2,906,153
      5,861 Aon Corp                                                     110,714
      2,684 CIGNA Corp                                                   110,366
      3,328 Chubb Corp                                                   173,722
      3,107 Cincinnati Financial Corp                                    116,668
      4,868 Hartford Financial Services Group Inc                        221,153
      2,814 Jefferson-Pilot Corp                                         107,242
      5,613 John Hancock Financial Services Inc                          156,603
      3,469 Lincoln National Corp                                        109,551
      3,609 Loews Corp                                                   160,456
      2,828 MBIA Inc                                                     124,036
      1,926 MGIC Investment Corp                                          79,544
     13,450 MetLife Inc                                                  363,688
     10,956 Prudential Financial Inc                                     347,743
      2,605 SAFECO Corp                                                   90,315
      4,387 St Paul Cos Inc                                              149,377
      2,242 Torchmark Corp                                                81,900
     19,335 Travelers Property Casualty Corp*                            283,258
      4,534 UnumProvident Corp                                            79,526
      2,639 XL Capital Ltd Class A                                       203,863
                                                                      $7,039,011

LEISURE & ENTERTAINMENT --- 4.27%
     86,175 AOL Time Warner Inc*                                       1,128,893
      1,663 Brunswick Corp                                                33,027
      2,103 Harrah's Entertainment Inc*                                   83,279
      3,303 Hasbro Inc                                                    38,150
     33,939 Viacom Inc Class B*                                        1,383,354
     39,421 Walt Disney Co                                               642,957
                                                                      $3,309,660

MACHINERY --- 0.86%

      6,662 Caterpillar Inc                                              304,587
        731 Cummins Engine Co Inc                                         20,563
      4,633 Deere & Co                                                   212,423
      1,080 Navistar International Corp*                                  26,255
      2,207 PACCAR Inc                                                   101,809
                                                                        $665,637

MANUFACTURING --- 2.04%

      1,048 Crane Co                                                      20,887
      2,904 Danaher Corp                                                 190,793
      3,880 Dover Corp                                                   113,141
      1,343 Eaton Corp                                                   104,902
     15,721 Honeywell International Inc                                  377,304
      1,752 ITT Industries Inc                                           106,329
      5,877 Illinois Tool Works Inc                                      381,182
      3,270 Ingersoll-Rand Co                                            140,806
      2,428 Pall Corp                                                     40,499
      2,252 Parker-Hannifin Corp                                         103,885
                                                                      $1,579,728

MEDICAL PRODUCTS --- 0.32%
      1,046 Bausch & Lomb Inc                                             37,656
      4,881 Becton Dickinson & Co                                        149,798
      1,024 CR Bard Inc                                                   59,392
                                                                        $246,846

OFFICE EQUIPMENT & SUPPLIES --- 0.15%
     13,967 Xerox Corp*                                                  112,434
                                                                        $112,434

OIL & GAS --- 11.95%
      1,691 Amerada Hess Corp                                             93,090
      4,784 Anadarko Petroleum Corp                                      229,154
      2,793 Apache Corp                                                  159,173
      1,280 Ashland Inc                                                   36,518
      6,521 Baker Hughes Inc                                             209,911
      3,916 Burlington Resources Inc                                     167,017
     20,586 ChevronTexaco Corp                                         1,368,557
     13,065 ConocoPhillips                                               632,215
      3,025 Devon Energy Corp                                            138,848
      2,193 EOG Resources                                                 87,545
    129,555 Exxon Mobil Corp (6)                                       4,526,648
      8,489 Halliburton Co                                               158,829
      1,896 Kerr-McGee Corp                                               83,993
      5,962 Marathon Oil Corp                                            126,931
      2,749 Nabors Industries Ltd*                                        96,957
      2,539 Noble Corp*                                                   89,246
      7,322 Occidental Petroleum Corp                                    208,311
      1,829 Rowan Cos Inc                                                 41,518
     11,141 Schlumberger Ltd                                             468,925
      1,483 Sunoco Inc                                                    49,206
      6,191 Transocean Sedco Forex Inc                                   143,631
      5,005 Unocal Corp                                                  153,053
                                                                      $9,269,276

PAPER & FOREST PRODUCTS --- 0.96%
      1,045 Boise Cascade Corp                                            26,355
      4,902 Georgia-Pacific Group                                         79,216
      9,190 International Paper Co                                       321,374
      1,770 Louisiana-Pacific Corp*                                       14,266
      3,771 MeadWestvaco Corp                                             93,181
      4,253 Weyerhaeuser Co                                              209,290
                                                                        $743,682

PERSONAL LOANS --- 1.30%
      4,276 Capital One Financial Corp                                   127,083
      2,415 Countrywide Credit Industries Inc                            124,735
      9,048 Household International Inc                                  251,625
     24,496 MBNA Corp                                                    465,914
      5,497 Providian Financial Corp*                                     35,676
                                                                      $1,005,033

PHARMACEUTICALS --- 0.18%

      4,562 King Pharmaceuticals Inc*                                     78,421
      2,124 Watson Pharmaceuticals Inc*                                   60,045
                                                                        $138,466

PHOTOGRAPHY/IMAGING --- 0.26%

      5,669 Eastman Kodak Co                                             198,642
                                                                        $198,642

POLLUTION CONTROL --- 0.39%
      3,782 Allied Waste Industries Inc*                                  37,820
     11,631 Waste Management Inc                                         266,583
                                                                        $304,403

PRINTING & PUBLISHING --- 1.01%
      5,117 Gannett Co Inc                                               367,401
      1,582 Knight-Ridder Inc                                            100,062
      2,207 RR Donnelley & Sons Co                                        48,046
      5,832 Tribune Co                                                   265,123
                                                                        $780,632

RAILROADS --- 0.97%

      7,339 Burlington Northern Santa Fe Corp                            190,887
      4,082 CSX Corp                                                     115,561
      7,522 Norfolk Southern Corp                                        150,365
      4,890 Union Pacific Corp                                           292,764
                                                                        $749,577

REAL ESTATE --- 0.69%
      8,000 Equity Office Properties Trust REIT                          199,840
      5,294 Equity Residential REIT                                      130,127
      3,475 Plum Creek Timber Co Inc REIT                                 82,010
      3,562 Simon Property Group Inc REIT                                121,357
                                                                        $533,334

RESTAURANTS --- 0.66%

      3,200 Darden Restaurants Inc                                        65,440
     24,314 McDonald's Corp                                              390,969
      2,148 Wendy's International Inc                                     58,146
                                                                        $514,555

RETAIL --- 3.78%

      7,388 Albertson's Inc                                              164,457
      2,105 Big Lots Inc*                                                 27,849
      7,641 CVS Corp                                                     190,796
      3,895 Circuit City Stores Inc - CarMax Group                        28,901
      8,766 Costco Wholesale Corp*                                       245,974
      1,534 Dillard's Inc Class A                                         24,329
     44,688 Home Depot Inc                                             1,070,724
      5,134 JC Penney Co Inc                                             118,133
     14,761 Kroger Co*                                                   228,057
      9,930 Limited Brands                                               138,325
      5,551 May Department Stores Co                                     127,562
      2,645 Nordstrom Inc                                                 50,176
      5,818 Office Depot Inc*                                             85,874
      8,573 Safeway Inc*                                                 200,265
      6,117 Sears Roebuck & Co                                           146,502
      4,191 Toys R Us Inc*                                                41,910
      2,722 Winn-Dixie Stores Inc                                         41,592
                                                                      $2,931,426

SHOES --- 0.34%

      5,152 NIKE Inc Class B                                             229,109
      1,143 Reebok International Ltd*                                     33,604
                                                                        $262,713

SPECIALIZED SERVICES --- 0.43%
     20,013 Cendant Corp*                                                209,736
      7,286 Interpublic Group of Cos Inc                                 102,587
      1,971 TMP Worldwide Inc*                                            22,292
                                                                        $334,615

TELEPHONE & TELECOMMUNICATIONS --- 6.37%
     15,077 ADC Telecommunications Inc*                                   31,511
      6,023 ALLTEL Corp                                                  307,173
     14,751 AT&T Corp*                                                   385,149
     51,833 AT&T Wireless Services Inc*                                  292,856
      1,697 Andrew Corp*                                                  17,445
     35,842 BellSouth Corp                                               927,233
      8,446 CIENA Corp*                                                   43,412
      2,681 CenturyTel Inc                                                78,768
      5,607 Citizens Communications Co                                    59,154
      3,689 Comverse Technology Inc*                                      36,964
     21,514 Corning Inc*                                                  71,211
     27,165 JDS Uniphase Corp*                                            67,098
     44,172 Motorola Inc                                                 382,088
     32,610 Qwest Communications International Inc*                      163,050
     63,968 SBC Communications Inc                                     1,734,172
      3,092 Scientific-Atlanta Inc                                        36,671
     17,200 Sprint Corp                                                  249,056
      8,192 Tellabs Inc*                                                  59,556
                                                                      $4,942,567

TEXTILES --- 0.28%

      2,429 Jones Apparel Group Inc*                                      86,084
      1,991 Liz Claiborne Inc                                             59,033
      2,043 VF Corp                                                       73,650
                                                                        $218,767

TOBACCO --- 0.09%

      1,662 RJ Reynolds Tobacco Holdings Inc                              69,987
                                                                         $69,987

TRANSPORTATION --- 0.40%

      5,761 FedEx Corp                                                   312,361
                                                                        $312,361

UTILITIES --- 1.23%

     10,545 AES Corp*                                                     31,846
      6,764 Calpine Corp*                                                 22,051
     17,204 Duke Energy Corp                                             336,166
      8,277 Dynegy Inc Class A                                             9,767
     11,706 El Paso Corp                                                  81,474
      2,684 KeySpan Corp                                                  94,584
      2,311 Kinder Morgan Inc                                             97,686
      8,869 Mirant Corp*                                                  16,762
        811 NICOR Inc                                                     27,598
      4,764 NiSource Inc                                                  95,280
        674 Peoples Energy Corp                                           26,050
      3,875 Sempra Energy                                                 91,644
      9,312 Williams Cos Inc                                              25,142
                                                                        $956,050

TOTAL COMMON STOCK --- 99.87%                                        $77,436,886
(Cost $96,708,937)

SHORT-TERM INVESTMENTS

    100,000 United States of America (1)                                  99,728
               1.170%, March 27, 2003

TOTAL SHORT-TERM INVESTMENTS --- 0.13%                                   $99,728
(Cost $99,728)

TOTAL VALUE INDEX PORTFOLIO --- 100%                                 $77,536,614
(Cost $96,808,665)


Legend

(1)  Collateral for Futures

@ Security has no market value at December 31, 2002.

CVO - Contingent Value Obligation
*  Non-income Producing Security
See Notes to Financial Statements

FUND DIRECTORS AND OFFICERS (UNAUDITED)

The Fund is organized under Maryland law, and is governed by the Board of Directors. The Board is responsible for overall management of the Fund's business affairs. The Directors meet at least four times during the year to, among other things, oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund, and review performance. The following table provides information about each of the Directors and officers of the Fund.

---------------------------------------------------------------------------------------------------
                             INDEPENDENT* DIRECTORS

---------------------------------------------------------------------------------------------------
--------------- ------------ ------------- -----------------------------
Name, address   Position(s)    Term of       Principal Occupation(s)     Number         Other
   and age       Held with      Office         during Past 5 Years       of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Rex Jennings     Director    March 22,     President Emeritus, Denver       43      Trustee,
(77)                         1988 to       Metro Chamber of Commerce                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Richard P.       Director    April 30,     Retired Educator                 43      Trustee,
Koeppe (70)                  1987 to                                                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A
--------------- ------------ ------------- ----------------------------- ---------- ---------------
--------------- ------------ ------------- ----------------------------- ---------- ---------------
Sanford          Director    March 19,     Attorney, Firm of Zisman,        43      Trustee,
Zisman (62)                  1982 to       Ingraham and Daniel, P.C.                Orchard
                             present                                                Series Fund,
                                                                                    Committee
                                                                                    Member,
                                                                                    Great-West
                                                                                    Variable
                                                                                    Annuity
                                                                                    Account A;
                                                                                    Jones
                                                                                    Intercable,
                                                                                    Inc.
--------------- ------------ ------------- ----------------------------- ---------- ---------------
---------------------------------------------------------------------------------------------------
                       INTERESTED* DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------
--------------- ------------ -------------- ----------------------------
Name, address   Position(s)     Term of       Principal Occupation(s)    Number         Other
   and age       Held with      Office          during Past 5 Years      of         Directorships
                   Fund       (Length of                                 Portfolios    Held by
                             Time Served)                                in Fund       Director
                                                                         Complex
                                                                         Overseen
                                                                         by
                                                                         Director

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*William T.      Director    June 1, 2000   President and Chief             43      Trustee,
McCallum (60)       and      to present     Executive Officer of                    Orchard
                 President                  Great-West Life & Annuity               Series Fund,
                                            Insurance Company;                      Committee
                                            President and Chief                     Member,
                                            Executive Officer, United               Great-West
                                            States Operations, The                  Variable
                                            Great-West Life Assurance               Annuity
                                            Company (1990 to present);              Account A;
                                            Co-President and Chief                  Director,
                                            Executive Officer of                    Great-West
                                            Great-West Lifeco Inc.;                 Lifeco Inc.
                                            President and Chief
                                            Executive Officer of GWL&A
                                            Financial Inc.; President
                                            and Chief Executive
                                            Officer of First
                                            Great-West Life & Annuity
                                            Insurance Company
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Mitchell        Director    June 1, 2000   Executive Vice President        43      Trustee,
T.G. Graye                   to present     and Chief Financial                     Orchard
(47)                                        Officer of Great-West Life              Series Fund,
                                            & Annuity Insurance                     Committee
                                            Company; Executive Vice                 Member,
                                            President and Chief                     Great-West
                                            Financial officer, United               Variable
                                            States Operations, The                  Annuity
                                            Great-West Life Assurance               Account A
                                            Company; Executive Vice
                                            President and Chief
                                            Operating Officer, One
                                            Benefits, Inc.; Executive
                                            Vice President and Chief
                                            Financial Officer of GWL&A
                                            Financial Inc.; Manager
                                            and President, MCM;

                                            Director and Executive

                                            Vice President, Orchard

                                  Trust Company

--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Graham          Treasurer   November 29,   Vice President, Corporate       43           None
McDonald (56)                2001 to        Fin and Investment
                             present        Operations; Treasurer,
                                            MCM, Orchard Capital
                                            Management, LLC, Maxim
                                            Series Fund and Great-West
                                            Variable Annuity Account
                                            A; Director and President,
                                            Greenwood Investments, LLC
--------------- ------------ -------------- ---------------------------- ---------- ---------------
--------------- ------------ -------------- ---------------------------- ---------- ---------------
*Beverly A.      Secretary   April 10,      Vice President and              43           None
Byrne (47)                   1997 to        Counsel, U.S. Operations,
                             present        The Great-West Life
                                            Assurance Company and
                                            Orchard Trust Company;
                                            Vice President, Counsel
                                            and Associate Secretary,
                                            Great-West Life & Annuity
                                            Insurance Company, GWL&A
                                            Financial Inc., First
                                            Great-West Life & Annuity
                                            Insurance Company; Vice
                                            President, Counsel and
                                            Secretary, Financial
                                            Administrative Services
                                            Corporation; Secretary,
                                            MCM, One Orchard Equities,
                                            Inc. ("One Orchard"),
                                            Greenwood Investments,
                                            LLC, BenefitsCorp
                                            Equities, Inc.,
                                            BenefitsCorp, Inc.,
                                            Advised Assets Group, LLC,
                                            Great-West Variable
                                            Annuity Account A, and
                                            Maxim Series Fund.
--------------- ------------ -------------- ---------------------------- ---------- ---------------

* Refers to a Director or officer who is an "interested person" of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM. A Director who is not an "interested person" of the Fund is referred to as an "Independent Director."

The Fund paid its directors a total of $15,860 in compensation during 2002. No officer of the Fund receives any compensation from the Fund. Additional information about the Fund and its Directors is available in the Fund's
Statement of Additional Information, which can be obtained free of charge upon request to: Mr. Aaron Knode, 8515 East Orchard Road, Greenwood Village, Colorado
80111; (800) 537-2033, ext. 75332.

Maxim Series Fund, Inc. Special Meeting of Shareholders
(UNAUDITED)

A Special Meeting of Shareholders was held on October 23, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

To approve an amendment to the Fund's Articles of Incorporation ("charter") to effect a reverse stock split of the Portfolios' outstanding shares.

The votes cast in these matters for the Maxim Value Index Portfolio were:

            For:       146,803,732.430
            Against:   1,363,917.809
            Abstain*:  384,721.761


A Special Meeting of Shareholders was held on April 4, 2002 at 8525 East Orchard Road, Greenwood Village, Colorado for the following purposes:

1. To approve of an amendment to the Profile Portfolios' fundamental investment policy concerning investments in liquid, non-investment company securities.

2. To approve of new sub-advisory agreement appointing Barclays Global Fund Advisors as sub-adviser.

3. To approve of a new "manager-of-managers" structure for Maxim Series Fund, Inc.

4. To approve of an amendment to the Investment Advisory Agreement regarding a new "manager-of-managers" structure for Maxim Series Fund, Inc.

5. To approve amendments to the fundamental investment policies of the Fund generally to standardize the language of those policies that are required to be fundamental concerning (5.a.) borrowing, (5.b.) commodities, (5.c.) industry concentration, (5.d.) loans, (5.e.) diversification, (5.f.) real estate, (5.g.) senior securities and (5.h.) underwriting.

6. To approve amendments to the fundamental investment policies of the Fund generally to delete policies that are no longer required to be fundamental due to changes in laws or which otherwise need not be fundamental concerning (6.a.) purchases of securities on margin, (6.b.) purchases of investments in other investment companies; (6.c.) investments in oil, gas and/or mineral exploration, (6.d.) exercise of control, (6.e.) purchases of restricted securities and (6.f.) purchases of foreign securities.

The votes cast in these matters++ for the Maxim Value Index Portfolio were:

PROPOSAL  #2
            For:       226,468,159.32
            Against:   2,167,507,.54
            Abstain*:  193,813.03

PROPOSAL #3
            For:       226,525,682.65
            Against:   2,099,840.06
            Abstain*:  203,957.18

PROPOSAL #4
            For:       226,468,159.32
            Against:   2,167,507.54
            Abstain*:  193,813.03

PROPOSAL #5a
            For:       226,728,207.71
            Against:   1,819,145.33
            Abstain*:  282,126.85

PROPOSAL #5b
            For:       226,829,291.23
            Against:   1,767,589.15
            Abstain*:  232,599.50

PROPOSAL #5c
            For:       226,915,098.85
            Against:   1,681,781.54
            Abstain*:  232,599.50

PROPOSAL #5d
            For:       226,921,304.69
            Against:   1,675,575.70
            Abstain*:  232,599.50

PROPOSAL #5e
            For:       226,921,662.71
            Against:   1,675,217.67
            Abstain*:  232,599.50

PROPOSAL #5f
            For:       226,913,905.42
            Against:   1,682,974.97
            Abstain*:  232,599.50

PROPOSAL #5g
            For:       226,877,386.46
            Against:   1,719,493.92
            Abstain*:  232,599.50

PROPOSAL #5h
            For:       226,835,974.44
            Against:   1,743,601.21
            Abstain*:  249,904.24

PROPOSAL #6a
            For:       226,785,014.98
            Against:   1,794,560.67
            Abstain*:  249,04.24

PROPOSAL #6c
            For:       226,793,965.71
            Against:   1,832,392.40
            Abstain*:  203,121.78

PROPOSAL #6d
            For:       226,804,706.58
            Against:   1,769,498.64
            Abstain*:  255,274.67

PROPOSAL #6e
            For:       226,807,212.78
            Against:   1,768,543.90
            Abstain*:  253,723.22

PROPOSAL #6f
            For:       226,838.838.67
            Against:   1,726,057.79
            Abstain*:  264,583.43

*All Abstain votes are treated as `present' for purposes of achieving a quorum and in determining the votes cast on the proposals, but not as having voted FOR the proposals (and therefore have the effect of a vote against).

++ Any proposal for which a vote is not shown denotes that this proposal was not applicable to this Portfolio.